Convertible Notes (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 15, 2023	Dec. 16, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Aug. 05, 2024
Maturity date	December 31, 2026
Interest expense, other			$ 113,284	$ 32,322
Convertible debt instrument face amount				0		$ 150,000
Convertible note payable			50,000		$ 107,500
Debt converted		$ 150,000		150,000
Issuance of convertible note			$ 420,000	$ 350,000	$ 100,000
Convertible note common stock conversion price				$ 0.05	$ 0.35
Convertible note interest rate			13.00%	13.00%	10.00%
Accrued interest			$ 167,411	$ 59,071
Convertible accrued interest			3,295
Original issue discount rate					7.00%
Debt discount amortization related to OID			1,649	0
Debt discount related party					$ 14,525
Unamortized debt discount			$ 0	$ 0
Maturity date of convertible note			December 31, 2026	December 31, 2026	December 31, 2023
Proceeds from convertible note			$ 250,000	$ 0
Bottom [Member]
Interest rate	10.00%
Top [Member]
Interest rate	13.00%
Convertible Note [Member]
Interest rate			15.00%
Issuance of convertible note			$ 289,267
Convertible note common stock conversion price			$ 0.06
Debt discount related party			$ 39,267
Unamortized debt discount			$ 37,618
Maturity date of convertible note			December 31, 2026
Proceeds from convertible note			$ 250,000	$ 200,000	$ 192,975
October 7 2025 [Member]
Convertible debt instrument face amount			$ 100,000
Conversion price per share			$ 0.085
Interest rate			13.00%